4. NOTES RECEIVABLE, RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Notes Receivable Related Parties
NOTE RECEIVABLE, RELATED PARTIES

NOTE 4. NOTES RECEIVABLE, RELATED PARTIES

During the period December 27, 2013 through February 22, 2016, the Company entered into several unsecured short-term note receivable agreements with a related party through common directors.

On February 22, 2016, the Company and the borrowers entered into a purchase and sale agreement whereby the Company elected to acquire all the rights and obligations associated with 45 oil sands leases representing 39,680 hectares (98,051 acres) in the Peace River area of Alberta. As part of the purchase price, the notes receivable was applied towards the purchase of the oil sands lease rights. Accordingly, the notes receivable plus accrued interest was $nil as of December 31, 2018 and 2017. See Note 6 “Oil and Gas Properties” for additional discussion of the lease acquisitions.

For the years ended December 31, 2018, 2017 and 2016 the Company recognized $0, $0 and $1,153, respectively of interest income under the terms of the note agreements.